Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Large Cap Securities Fund, Inc.
Entity Central Index Key	0000030146
Document Period End Date	Jun. 30, 2024
Ticker – DREVX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Large Cap Securities Fund, Inc.
Class Name	BNY Mellon Large Cap Securities Fund, Inc.
Trading Symbol	DREVX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Large Cap Securities Fund, Inc. | Ticker – DREVX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Large Cap Securities Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Large Cap Securities Fund, Inc.	$38	0.69%*

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69% [1]
Net Assets	$ 2,421,000,000
Holdings Count	50
Portfolio Turnover	11.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,421	50	11.40%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]	Annualized